UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-01976

Sequoia Fund, Inc. (Exact name of registrant as specified in charter) 9 West 57th Street, Suite 5000 New York, NY 10019 (Address of principal executive offices) (Zip code)

Robert D. Goldfarb Ruane, Cunniff & Goldfarb Inc. 9 West 57th Street Suite 5000 New York, New York 10019 (Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 686-6884

Date of fiscal year end:  December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

The Schedule of Investments are attached herewith.

Sequoia Fund, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

Common Stocks (87.9%)

Shares		Value(a)
	Advertising (0.8%)
929,021	Omnicom Group Inc.	$63,972,386

	Aerospace/Defense (6.5%)
942,616	Precision Castparts Corp.	223,286,878
23,044,104	Qinetiq Group plc (United Kingdom)	83,868,061
12,089,546	Rolls-Royce Holdings plc (United Kingdom)	189,030,836

		496,185,775

	Auto Parts (4.3%)
627,642	Advance Auto Parts, Inc.	81,781,753
1,650,465	O’Reilly Automotive, Inc. (b)	248,163,917

		329,945,670

	Biotechnology (1.2%)
2,065,604	Novozymes A/S — B Shares (Denmark)	89,619,150

	Construction & Engineering (0.9%)
1,455,996	Jacobs Engineering Group Inc. (b)	71,081,725

	Construction Equipment (0.1%)
479,500	Ritchie Bros. Auctioneers Inc. (Canada)	10,736,005

	Crude Oil & Gas Production (0.1%)
178,601	Canadian Natural Resources Limited (Canada)	6,936,863

	Dental Equipment (1.2%)
1,250,644	Sirona Dental Systems, Inc. (b)	95,899,382

	Diversified Companies (12.6%)
2,998	Berkshire Hathaway, Inc. — Class A (b)	620,286,200
2,504,804	Berkshire Hathaway, Inc. — Class B (b)	346,013,625

		966,299,825

	Diversified Manufacturing (0.8%)
761,792	Danaher Corporation	57,880,956

	Electrical & Mechanical Systems (0.4%)
771,799	Emcor Group, Inc.	30,841,088

	Electronic Manufacturing Services (0.5%)
1,270,244	Trimble Navigation Ltd. (b)	38,742,442

	Flooring Products (2.0%)
1,140,877	Mohawk Industries, Inc. (b)	153,813,037

	Freight Transportation (0.0%)
77,653	Expeditors International, Inc.	3,151,159

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2014

(Unaudited)

Shares		Value(a)
	Healthcare (20.6%)
527,122	Perrigo Company plc (Ireland)	$79,168,453
11,281,224	Valeant Pharmaceuticals International, Inc. (Canada) (b)	1,480,096,589
430,615	West Pharmaceutical Services, Inc.	19,274,327
19,932	Zoetis, Inc.	736,487

		1,579,275,856

	Industrial & Construction Supplies (5.1%)
8,712,162	Fastenal Company	391,176,074

	Industrial Gases (1.2%)
685,180	Praxair, Inc.	88,388,220

	Industrial Machinery (0.9%)
3,500,367	IMI plc (United Kingdom)	69,797,380

	Information Processing (2.9%)
2,974,345	MasterCard, Inc.	219,863,582

	Insurance Brokers (0.5%)
1,119,143	Brown & Brown, Inc.	35,980,447

	Internet Software & Services (2.5%)
161,452	Google, Inc. — Class A (b)	94,999,971
161,452	Google, Inc. — Class C (b)	93,215,927

		188,215,898

	Investment Banking & Brokerage (1.0%)
432,800	The Goldman Sachs Group, Inc.	79,449,096

	IT Consulting & Other Services (1.1%)
464,967	International Business Machines Corp.	88,264,686

	Precision Instruments (1.1%)
837,443	Waters Corp. (b)	83,007,350

	Property and Casualty Insurance (0.7%)
31,041	Admiral Group plc (United Kingdom)	645,629
4,915,535	Hiscox Ltd. (Bermuda)	50,203,243
20,894	Verisk Analytics, Inc. — Class A (b)	1,272,236

		52,121,108

	Retailing (9.9%)
39,465	Costco Wholesale Corp.	4,945,754
848,687	Tiffany & Co.	81,737,045
10,208,405	TJX Companies, Inc.	604,031,324
890,120	Wal-Mart Stores, Inc.	68,067,476

		758,781,599

	Specialty Chemicals (0.7%)
1,527,051	Croda International plc (United Kingdom)	50,823,307

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2014

(Unaudited)

Shares		Value(a)

	Transportation Services (1.7%)
3,234,324	World Fuel Services Corp.	$129,114,214

	Veterinary Diagnostics (3.0%)
1,969,714	Idexx Laboratories, Inc. (b)	232,091,401

	Miscellaneous Securities(c) (3.6%)	276,682,202

	Total Common Stocks (Cost $2,511,310,343)	$6,738,137,883

U.S. Government Obligations (12.1%)

Principal Amount
$924,014,000	U.S. Treasury Bills, 0.005% - 0.030% due 10/9/2014 through 11/28/2014,	$924,010,925

	TOTAL U.S. Government Obligations (Cost $924,010,925)	924,010,925

	Total Investments (100.0%) (Cost $3,435,321,268)††	$7,662,148,808

Summary
Common Stocks	87.9%	$6,738,137,883
U.S. Government Obligations	12.1%	924,010,925
Net Cash & Receivables	—	33,735

Net Assets		$7,662,182,543

Number of Shares Outstanding		34,673,820

Net Asset Value Per Share		$220.98

††

The cost for federal income tax purposes is identical. At September 30, 2014, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $4,261,073,433 and $34,245,893 respectively.

(a)

Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2014

(Unaudited)

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills purchased having a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing security.

(c)	“Miscellaneous Securities” include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

—	Level 1 –	quoted prices in active markets for identical securities

—	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2014, there were no transfers into and out of Level 1 and 2 measurements in the fair value hierarchy. There were no level 3 securities held in the Fund during the quarter ended September 30, 2014.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

September 30, 2014

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$6,738,137,883	—	$6,738,137,883
Level 2 - Other Significant Observable Inputs	—	$924,010,925	924,010,925

Total	$6,738,137,883	$924,010,925	$7,662,148,808

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)*	/s/ Robert D. Goldfarb
Robert D. Goldfarb, President and Principal Executive Officer (principal executive officer)

Date	11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert D. Goldfarb
Robert D. Goldfarb, President and Principal Executive Officer (principal executive officer)

Date	11/25/2014

By (Signature and Title)*	/s/ Paul J. Greenberg
Paul J. Greenberg, Treasurer (principal financial officer)

Date	11/25/2014

* Print the name and title of each signing officer under his or her signature.